Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2021
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Cost:
Beginning balance	307,870	292,280
- Additions	197,306	15,590
- Disposals	(17,127)	-
Ending balance	488,049	307,870

Accumulated depreciation:
Beginning balance	(51,133)	(38,499)
- Depreciation for the period	(17,076)	(12,634)
- Disposals	6,222	-
Ending balance	(61,987)	(51,133)

Net book value	426,062	256,737